Short-Term Investment	12 Months Ended
Dec. 31, 2021
Short Term Investments [Abstract]
SHORT-TERM INVESTMENT

3. SHORT-TERM INVESTMENT

The following tables presents the Group's short-term investments:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Trading securities	—	129,946	20,391
Held-to-maturity debt securities	—	63,726	10,000
	—	193,672	30,391

The Group’s short-term investments include wealth management products classified as trading securities, and structured notes classified as held-to-maturity debt securities. During the years ended December 31, 2019, 2020 and 2021, the Group recorded interest income from its held-to-maturity debt securities of nil, nil and RMB350 (US$55), and recorded changes in fair value of financial instruments from its trading securities of nil, nil and RMB8,341 (US$1,309) in the consolidated statements of comprehensive (loss) income, respectively.